Property, Plant and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 132,927	¥ 861,080	¥ 859,918
Less: accumulated depreciation	(65,275)	(422,840)	¥ (377,384)
Impairment of plant and equipment	(1,114)	(7,219)
Property, plant and equipment, net	66,538	431,021	¥ 482,534
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	12,160	78,769	77,828
Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	117,946	764,038	764,093
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	378	2,449	2,459
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	2,120	13,730	13,444
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 323	¥ 2,094	¥ 2,094